Write-Downs of Long-Lived Assets (Tables)	9 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2019 and December 31, 2019, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2019	As of December 31, 2019
Investment in operating leases	¥24,956	¥37,875
Property under facility operations	44,473	0
Other assets	19	812

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the nine months ended December 31, 2018 and 2019, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥26 million and ¥554 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2018		Nine months ended December 31, 2019
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥16	1	¥529	2
Others *	10	—	25	—

Total	¥26	—	¥554	—

*	For the “Others,” the number of properties is omitted.

For the three months ended December 31, 2018, there were no impairment losses. For the three months ended December 31, 2019, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥518 million which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2018		Three months ended December 31, 2019
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	—	¥509	1
Others *	0	—	9	—

Total	¥0	—	¥518	—

*	For the “Others,” the number of properties is omitted.